Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 2,907	$ 2,812	$ 3,315
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	141	383	(275)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(4)	3	(3)
Reclassification adjustments for net (gains) losses included in net income	(13)	1	5
Unrealized gains (losses) on available-for-sale securities	(17)	4	2
Pension and other postretirement plans:
Prior service costs arising during the year	(16)	(36)	(23)
Net actuarial gains (losses) arising during the year	291	(601)	(593)
Amortization of prior service cost included in net income	23	30	22
Amortization of net actuarial loss included in net income	99	70	44
Amortization of transition liability included in net income			1
Pension and other postretirement plan adjustments	397	(537)	(549)
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	28	53	(19)
Reclassification adjustments for net gains included in net income	(43)	(28)	(61)
Unrealized gains (losses) of cash flow hedge derivatives	(15)	25	(80)
Other Comprehensive Income (Loss), Net of Tax	506	(125)	(902)
Total comprehensive income, net of tax	3,413	2,687	2,413
Comprehensive income attributable to noncontrolling interests, net of tax	(115)	(98)	(136)
Total comprehensive income, net of tax, attributable to ABB	$ 3,298	$ 2,589	$ 2,277